Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of interests in other entities [Line Items]
At January 1	€ 8,536	€ 10,338
Capital contributions and acquisitions	207	3,752
Dividend received	(1,444)	(6,613)
Net result for the financial year	806	(65)
Revaluations	548	1,124
At December 31	€ 8,653	€ 8,536